Redeemable Convertible Preferred Stock - Summary of activity for the Company's redeemable convertible preferred stock issued and outstanding (Detail) - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Temporary Equity [Line Items]
Beginning Balances	$ 171,321
Conversion of loan for stock		$ 231
Ending Balance	174,568	171,321
Series A Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Beginning Balances	$ 7,495	$ 7,495
Beginning balance (in shares)	8,652	8,652
Conversion of loan for stock		$ 0
Conversion of loan for stock , Shares		0
Issuance of preferred stock in the sale of Spaceflight, Inc	$ 0
Issuance of preferred stock in the sale of Spaceflight, Inc. Shares	0
Ending Balance	$ 7,495	$ 7,495
Ending balance (in shares)	8,652	8,652
Series B Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Beginning Balances	$ 21,405	$ 21,405
Beginning balance (in shares)	18,987	18,987
Conversion of loan for stock		$ 0
Conversion of loan for stock , Shares		0
Issuance of preferred stock in the sale of Spaceflight, Inc	$ 0
Issuance of preferred stock in the sale of Spaceflight, Inc. Shares	0
Ending Balance	$ 21,405	$ 21,405
Ending balance (in shares)	18,987	18,987
Series B One Redeemable Convertible Preferred stock [Member]
Temporary Equity [Line Items]
Beginning Balances	$ 24,138	$ 24,138
Beginning balance (in shares)	9,508	9,508
Conversion of loan for stock		$ 0
Conversion of loan for stock , Shares		0
Issuance of preferred stock in the sale of Spaceflight, Inc	$ 0
Issuance of preferred stock in the sale of Spaceflight, Inc. Shares	0
Ending Balance	$ 24,138	$ 24,138
Ending balance (in shares)	9,508	9,508
Series C Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Beginning Balances	$ 118,283	$ 82,278
Beginning balance (in shares)	39,824	17,855
Conversion of loan for stock		$ 36,005
Conversion of loan for stock , Shares		21,969
Issuance of preferred stock in the sale of Spaceflight, Inc	$ 3,247
Issuance of preferred stock in the sale of Spaceflight, Inc. Shares	2,084
Ending Balance	$ 121,530	$ 118,283
Ending balance (in shares)	41,908	39,824